Financial Instruments and Risk Management - Schedule of net monetary position in significant foreign currencies (Details) - Mar. 31, 2023 - Currency risk [Member]	USD ($)	CAD ($)	CHF (SFr)	SEK (kr)	ISK (kr)
US Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 314,786
Impact of 10% variance in foreign exchange rate	28,617
Canadian Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	8,667
Impact of 10% variance in foreign exchange rate		$ 575
Euro Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	(30,463)
Impact of 10% variance in foreign exchange rate		$ 2,966
Swiss Francs [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	34,968
Impact of 10% variance in foreign exchange rate | SFr			SFr 3,435
Swedish Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	2,621,440
Impact of 10% variance in foreign exchange rate | kr				kr 22,668
Icelandic Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 1,247,650
Impact of 10% variance in foreign exchange rate | kr					kr 826